Time Deposits - Additional Information (Detail)					12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2014 Minimum [Member]
Cash and Cash Equivalents [Line Items]
Time deposit	$ 11,339,515	70,472,817
Time deposits, original maturity of more than three months when acquired					3 months
Time deposits, interest rate	3.35%	3.35%